Insurance Claims (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Coffeyville refinery incident in connection with FCCU	Dec. 31, 2012 Coffeyville refinery incident in connection with FCCU	Dec. 31, 2012 Coffeyville refinery incident in connection with FCCU CRLLC	Dec. 31, 2011 Coffeyville refinery incident in connection with FCCU CRLLC	Dec. 31, 2012 Coffeyville refinery incident at CCR	Dec. 31, 2011 Coffeyville refinery incident at CCR	Dec. 31, 2012 Coffeyville refinery incident at CCR CRLLC	Dec. 31, 2011 Coffeyville refinery incident at CCR CRLLC
Insurance Claims
Repairs and other associated costs			$ 8,000,000	$ 0			$ 0	$ 3,200,000
Property damage insurance deductible amount					2,500,000				2,500,000
Insurance Receivable	703,000				4,000,000	4,000,000			700,000
Insurance receivable	$ 1,260,000	$ 1,939,000			$ 1,300,000	$ 1,200,000				$ 700,000